Changes in Carrying Amount of Goodwill by Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Goodwill [Line Items]
Gross goodwill, beginning of year	¥ 231,231	¥ 211,200
Accumulated impairment, beginning of year	(13,591)	(6,310)
Balance at beginning of year	217,640	204,890
Goodwill acquired during the year	34,812	20,263
Impairment losses		(7,281)	(6,310)
Foreign currency translation adjustment	10,010	3,051
Other		(3,283)
Gross goodwill, end of year	276,053	231,231	211,200
Accumulated impairment, end of year	(13,591)	(13,591)	(6,310)
Balance at end of year	262,462	217,640	204,890
Mobile phone business
Goodwill [Line Items]
Gross goodwill, beginning of year	172,593	151,866
Accumulated impairment, beginning of year	(6,310)	(6,310)
Balance at beginning of year	166,283	145,556
Goodwill acquired during the year	2,060	19,278
Foreign currency translation adjustment	8,233	1,465
Other		(16)
Gross goodwill, end of year	182,886	172,593
Accumulated impairment, end of year	(6,310)	(6,310)
Balance at end of year	176,576	166,283
All other businesses
Goodwill [Line Items]
Gross goodwill, beginning of year	58,638	59,334
Accumulated impairment, beginning of year	(7,281)
Balance at beginning of year	51,357	59,334
Goodwill acquired during the year	32,752	985
Impairment losses		(7,281)
Foreign currency translation adjustment	1,777	1,586
Other		(3,267)
Gross goodwill, end of year	93,167	58,638
Accumulated impairment, end of year	(7,281)	(7,281)
Balance at end of year	¥ 85,886	¥ 51,357